Income taxes (Tables)	6 Months Ended
Sep. 30, 2024
Components of Income Tax Expense (Benefit)
The following table presents the components of Income tax expense for the six months ended September 30, 2023 and 2024:

	Six months ended September 30,
	2023	2024

	(in millions of yen)

Current tax expense	123,862	199,921
Deferred tax expense	54,427	28,554

Total income tax expense	178,289	228,475

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2023 and 2024. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2023	2024

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	521	(3,600)
Less: reclassification adjustments	(2,028)	(798)

Total	(1,508)	(4,399)

Defined benefit plan adjustments:
Unrealized gains (losses)	818	2,676
Less: reclassification adjustments	(5,419)	(6,696)

Total	(4,601)	(4,020)

Own credit risk adjustments:
Unrealized gains (losses)	(5,809)	2,887
Less: reclassification adjustments	351	128

Total	(5,458)	3,015

Total tax effect before allocation to noncontrolling interests	(11,567)	(5,403)